September 7, 2010

U.S. Securities & Exchange Commission 100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Admiral Funds (the Trust)
File No. 33-49023

Commissioners:

We respectfully submit the enclosed 27th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated September 7, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of September 7, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 27 are to: (1) address comments of the Commissions’s staff regarding the prior Amendments 25 and 26; and (2) effect a number of non-material editorial changes. Please note that Post-Effective Amendment 27 is otherwise identical to Post-Effective Amendments 25 and 26, which were filed on June 24, 2010, and August 31, 2010, respectively.

We appreciate the Staff’s assistance and thank you for your consideration. If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

September 7, 2010

U.S. Securities & Exchange Commission 100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Admiral Funds File No. 33-49023

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Admiral Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 27th Post-Effective Amendment (PEA) of the Trust’s registration statement on Form N-1A be accelerated to September 7, 2010. We filed PEA 27 today, September 7, 2010.

PEA 27 (1) addresses comments of the Commissions’s staff concerning PEA 25, which added the following eight new series to the Trust: Vanguard S&P 500 Value Index Fund, Vanguard S&P 500 Growth Index Fund, Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund; and PEA 26, which designated a new effective date for the filing that we made on June 24, 2010, pursuant to Rule 485(a); and (2) effects a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Judith L. Gaines at (610) 669-1538.

Sincerely,

VANGUARD ADMIRAL FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor /s/ Michael Kimmel ----------------------------------Name: Michael Kimmel Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission